Consolidated statement of changes in equity - CAD ($) $ in Millions		Total		Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	[1]						$ 28,823
Balance at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Oct. 31, 2022	[1]							$ (56)
Balance at beginning of period at Oct. 31, 2022	[1]			$ 4,923	$ 14,726	$ 115	28,767					$ 1,811	$ (662)	$ 832	$ 234	$ (5)	$ (616)	$ 201
Net income attributable to equity shareholders	[1]	$ 424					424
Net income attributable to non-controlling interests	[1]	9																9
Net gains (losses) on equity securities designated at FVOCI	[1]															6
Net change in debt securities measured at FVOCI	[1]																122
Net change in foreign currency translation adjustments	[1]											(467)
Net change in cash flow hedges	[1]	203											203
Net change in post-employment defined benefit plans	[1]	(94)												(94)
Net change attributable to changes in credit risk	[1]	(148)													(148)
Dividends and distributions	[1]								$ (72)	$ (771)								(2)
Issue of equity	[1]				322
Compensation expense arising from equity-settled share-based awards	[1]					2
Exercise of stock options and settlement of other equity-settled share-based awards	[1]					(2)
Treasury shares	[1]			2	(2)
Other	[1]																	(5)
Balance at end of period at Jan. 31, 2023	[1]	49,853		4,925	15,046	115	28,348				$ 1,216	1,344	(459)	738	86	1	(494)	203
Balance at beginning of period at Oct. 31, 2023		53,163	[1]	4,925	16,082	109	30,352					2,162	(1,026)	592	128	14	(407)	232
Net income attributable to equity shareholders		1,716					1,716
Net income attributable to non-controlling interests		12																12
Net change in debt securities measured at FVOCI																	150
Net change in foreign currency translation adjustments												(641)
Net change in cash flow hedges		755											755
Net change in post-employment defined benefit plans		(78)												(78)
Net change attributable to changes in credit risk		(199)													(199)
Dividends and distributions									$ (67)	$ (839)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings							1									(1)
Issue of equity					367
Compensation expense arising from equity-settled share-based awards						2
Exercise of stock options and settlement of other equity-settled share-based awards						(2)
Treasury shares					(2)
Other						(1)	(1)											(7)
Balance at end of period at Jan. 31, 2024		$ 54,326		$ 4,925	$ 16,447	$ 108	$ 31,162				$ 1,449	$ 1,521	$ (271)	$ 514	$ (71)	$ 13	$ (257)	$ 235

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.